STOCK-BASED COMPENSATION (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share, Outstanding at beginning of year	1,709
Shares, Granted	32
Shares, Exercised	(63)
Shares, Forfeited or Expired	(39)
Shares, Outstanding at end of year	1,639
Shares, Vested or expected to vest at end of year	1,639
Shares, Exercisable at end of year	1,521
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding at beginning of year	$ 37.76
Weighted Average Exercise Price, Granted	$ 36.50
Weighted Average Exercise Price, Exercised	$ 33.36
Weighted Average Exercise Price, Forfeited or Expired	$ 49.00
Weighted Average Exercise Price, Outstanding at end of year	$ 37.64
Weighted Average Exercise Price, Vested or expected to vest at end of year	$ 37.64
Weighted Average Exercise Price, Exercisable at end of year	$ 37.97
Weighted Average Contractual Term in Years, Outstanding at end of year	3 years 2 months 4 days
Weighted Average Contractual Term in Years, Vested or expected to vest at end of year	3 years 2 months 4 days
Weighted Average Contractual Term in Years, Exercisable at end of year	2 years 10 months 8 days
Aggregate Intrinsic Value, Outstanding at end of year	$ 16,755
Aggregate Intrinsic Value, Vested or expected to vest at end of year	16,755
Aggregate Intrinsic Value, Exercisable at end of year	$ 15,058